INCOME TAXES - Movement of the valuation allowance (Details) - Allowance - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Movement of allowances
Beginning of the year	$ 65,399	$ 71,469	$ 55,959
Additions (Reversals)	11,051	(5,361)	14,486
Foreign exchange effect	72	(709)	1,024
Closing balance	$ 76,522	$ 65,399	$ 71,469